Deposits, Prepayment and Other Receivables	12 Months Ended
Dec. 31, 2020
Deposits, Prepayment and Other Receivables
Deposits, Prepayment and Other Receivables

4.          Deposits, Prepayment and Other Receivables

Deposits, prepayment and other receivables consist of the following:

	December 31,	December 31,
	2019	2020
	HK$	HK$

Prepaid insurance and others	470	494
Other receivables	1,284	1,956
	1,754	2,450